2. Summary of Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid and Other Assets	$ 441,474	$ 297,542		$ 264,818
Film and Television Costs, net	9,450,233	8,166,131		2,777,088	$ 2,260,964
Total assets	29,446,294	24,602,141		27,712,592
Participations Payable				1,718,000
Deferred Revenue		4,925,756		5,085,383
Total liabilities	$ 20,710,938	$ 11,762,370		12,672,746
Impact of Adoption [Member]
Prepaid and Other Assets				(15,000)
Film and Television Costs, net				(219,000)
Total assets				(204,000)
Participations Payable				(1,000)
Deferred Revenue				(409,000)
Total liabilities				$ (410,000)
After Adjustment [Member]
Prepaid and Other Assets			$ 280,000
Film and Television Costs, net			2,558,000
Total assets			27,509,000
Participations Payable			1,717,000
Deferred Revenue			4,676,000
Total liabilities			$ 12,263,000